Revenue Disaggregation (Tables)	12 Months Ended
Dec. 31, 2022
Revenue Disaggregation
Schedule of revenue disaggregation

	For the Years Ended December 31
	2020	2021	2022
Vehicle sales	9,282,703	26,128,469	44,106,434
Other sales and services	173,906	881,310	1,180,382
Total	9,456,609	27,009,779	45,286,816

Schedule of revenue by timing of recognition

	For the Years Ended December 31,
	2020	2021	2022
Revenue recognized at a point in time	9,436,095	26,917,836	45,150,485
Including: Vehicle sales	9,282,703	26,128,469	44,106,434
Other sales and services	153,392	789,367	1,044,051
Revenue recognized over time	20,514	91,943	136,331
Total	9,456,609	27,009,779	45,286,816